Fair Value of Financial Instruments not carried at Fair Value	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Disclosure of Fair Value of Financial Instruments not carried at Fair Value [text block]	14 – Fair Value of Financial Instruments not carried at Fair Value Financial instruments not carried at fair value are not managed on a fair value basis. For these instruments fair values are calculated for disclosure purposes only and do not impact the Group balance sheet or income statement. Additionally, since the instruments generally do not trade, there is significant management judgment required to determine these fair values. Differences between the carrying value and the fair value correspond to the movements in interest rates during the period. For the following financial instruments which are predominantly short-term, the carrying value represents a reasonable estimate of the fair value: Assets Liabilities Cash and central bank balances Deposits Interbank balances (w/o central banks) Central bank funds purchased, and securities sold under repurchase agreements Central bank funds sold, and securities purchased under resale agreements Securities loaned Securities borrowed Other short-term borrowings Other financial assets Other financial liabilities For all other financial instruments carried at amortized cost, the following valuation techniques are applied: – Retail lending portfolios with a large number of homogenous loans (e.g., residential mortgages) calculate the fair value for each product type by discounting the portfolio’s contractual cash flows using the Group’s new loan rates, for lending to borrowers of similar credit quality, which includes the impact of the macroeconomic environment. Key inputs for retail mortgages are the difference between historic and current product margins and the estimated prepayment rates. Capitalized broker fees included in the carrying value are also considered to be at fair value. – The fair value of the corporate lending portfolio is estimated predominantly by discounting the loan until it’s maturity, based on the loan specific credit spreads and Deutsche Bank’s funding costs. – For long-term debt and trust preferred securities, fair value is determined from quoted market prices, where available. Where quoted market prices are not available, fair value is estimated using a valuation technique that discounts the remaining contractual cash flows at a rate at which an instrument with similar characteristics is quoted in the market. – A discounted cash flow model is generally used for determining the fair value of long-term deposits since market data is usually not available. In addition to the yield curve, Deutsche Bank’s own credit spread is also considered. Credit spreads of the respective counterparties are not used in the measurement of fair value on financial liabilities at amortized cost. For these financial instruments carried at amortized costs, the disclosed fair value is categorized under the IFRS fair value hierarchy (i.e., Level 1, Level 2, and Level 3) as outlined in Note 13 - “Financial Instruments carried at Fair Value”. In general, Level 1 includes Cash and Central bank balances; Level 2 includes Interbank balances (w/o central banks), Central bank funds sold, and securities purchased under resale agreements, Securities borrowed, Other financial assets, Deposits, Central bank funds purchased, and securities sold under repurchase agreements, Securities loaned, Other short-term borrowings, Other financial liabilities, Long- term debt and Trust preferred securities; and Level 3 includes Loans. Estimated fair value of financial instruments not carried at fair value on the balance sheet1 Dec 31, 2024 in € m. Carrying value Fair value Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets: Cash and central bank balances 147,494 147,494 147,494 0 0 Interbank balances (w/o central banks) 6,160 6,160 (0) 6,160 0 Central bank funds sold and securitiespurchased under resale agreements 40,803 40,923 0 40,923 0 Securities borrowed 44 44 0 44 0 Loans 483,897 470,058 0 13,338 456,720 Other financial assets 92,572 91,214 12,063 78,482 669 Financial liabilities: Deposits 667,700 667,609 2 667,607 0 Central bank funds purchased and securitiessold under repurchase agreements 3,740 3,727 0 3,727 0 Securities loaned 2 2 0 2 0 Other short-term borrowings 9,895 9,903 0 9,903 0 Other financial liabilities 79,371 79,371 2,237 77,134 0 Long-term debt 114,899 114,496 0 112,033 2,463 Trust preferred securities 287 273 0 273 0 Dec 31, 2023 in € m. Carrying value Fair value Quotedprices inactive market(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets: Cash and central bank balances 178,416 178,416 178,416 0 0 Interbank balances (w/o central banks) 6,140 6,140 0 6,140 0 Central bank funds sold and securitiespurchased under resale agreements 14,725 14,778 0 14,034 744 Securities borrowed 39 39 0 39 0 Loans 479,353 454,972 0 11,519 443,453 Other financial assets 106,617 105,132 13,304 90,973 855 Financial liabilities: Deposits 625,486 624,731 2 624,729 0 Central bank funds purchased and securitiessold under repurchase agreements 3,038 3,031 0 3,031 0 Securities loaned 3 3 0 3 0 Other short-term borrowings 9,620 9,628 0 9,628 0 Other financial liabilities 99,272 99,272 1,961 97,311 0 Long-term debt 119,390 117,510 0 113,723 3,787 Trust preferred securities 289 264 0 264 0 1 Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Material Accounting Policies and Critical Accounting Estimates” As of December 31, 2024, the difference between the fair value and the carrying value of loans is primarily driven by the current interest rates on long-dated retail mortgages in Germany compared to the contractual rate. For long-term debt and trust preferred securities, the difference between fair value and carrying value is due to the change in interest rates at which the Group could issue debt with similar maturity and subordination at the balance sheet date compared to the rate the instrument was issued at. The carrying values included in the table do not include any impacts from economic hedges.